Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Apr. 30, 2026
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	April 30, 2026	October 31, 2025

Accrued expenses (1)	$8,112,602	$9,245,092
Board compensation payable	75,000	75,000
Due to a third-party (2)	952,181	952,181
Other payable	914,505	746,450
Accrued expenses and other liabilities	$10,054,288	$11,018,723

(1)	The balance represented accrued contract expenses.

(2)	The balance was advanced by Dr. Guohua Zhang (former Chief Executive Officer and Chairman of the Board of the Company) before October 31, 2024.